Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Opportunistic Insights Fund

September 30, 2020

ZPI-QTLY-1120
1.9881593.103

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 17.6%
Entertainment - 3.3%
Activision Blizzard, Inc.	463	$37,480
Electronic Arts, Inc. (a)	206	26,864
NetEase, Inc.	800	14,364
Netflix, Inc. (a)	1,079	539,532
Nexon Co. Ltd.	100	2,494
Spotify Technology SA (a)	89	21,589
Take-Two Interactive Software, Inc. (a)	92	15,200
The Walt Disney Co.	353	43,800
		701,323
Interactive Media & Services - 13.3%
Alphabet, Inc.:
Class A (a)	235	344,416
Class C (a)	250	367,400
Facebook, Inc. Class A (a)	7,811	2,045,702
Match Group, Inc. (a)	60	6,639
Pinterest, Inc. Class A (a)	152	6,310
Snap, Inc. Class A (a)	900	23,499
Tencent Holdings Ltd.	137	9,253
		2,803,219
Media - 0.2%
Charter Communications, Inc. Class A (a)	57	35,587
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc.	1,402	160,333

TOTAL COMMUNICATION SERVICES		3,700,462

CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.0%
Tesla, Inc. (a)	5	2,145
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	71	88,303
Domino's Pizza, Inc.	25	10,632
DraftKings, Inc. Class A (a)	200	11,768
Evolution Gaming Group AB (b)	176	11,689
McDonald's Corp.	286	62,774
Penn National Gaming, Inc. (a)	100	7,270
		192,436
Household Durables - 0.1%
Garmin Ltd.	105	9,960
Internet & Direct Marketing Retail - 10.0%
Alibaba Group Holding Ltd.	1,898	69,678
Alibaba Group Holding Ltd. sponsored ADR (a)	230	67,615
Amazon.com, Inc. (a)	593	1,867,197
Delivery Hero AG (a)(b)	40	4,602
eBay, Inc.	813	42,357
JD.com, Inc. Class A	489	18,829
Meituan Dianping Class B (a)	600	18,901
Pinduoduo, Inc. ADR (a)	102	7,563
		2,096,742
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	93	9,229
Multiline Retail - 0.2%
B&M European Value Retail SA	1,600	10,213
Dollar General Corp.	152	31,862
		42,075
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc.	200	2,996
Cazoo Holdings Ltd. (c)(d)	94	1,289
The Home Depot, Inc.	504	139,966
Vroom, Inc.	100	5,178
		149,429
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	170	55,031
Deckers Outdoor Corp. (a)	77	16,941
Kering SA	3	1,996
lululemon athletica, Inc. (a)	100	32,937
NIKE, Inc. Class B	781	98,047
		204,952

TOTAL CONSUMER DISCRETIONARY		2,706,968

CONSUMER STAPLES - 2.6%
Beverages - 0.6%
Keurig Dr. Pepper, Inc.	72	1,987
Monster Beverage Corp. (a)	59	4,732
PepsiCo, Inc.	624	86,486
The Coca-Cola Co.	652	32,189
		125,394
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	235	8,184
Costco Wholesale Corp.	582	206,610
Walmart, Inc.	217	30,360
		245,154
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	791	172,636
L'Oreal SA	29	9,437
		182,073

TOTAL CONSUMER STAPLES		552,621

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Continental Resources, Inc.	100	1,228
Hess Corp.	59	2,415
Noble Energy, Inc.	400	3,420
Reliance Industries Ltd.	3,061	93,099
Tamarack Valley Energy Ltd. (a)	3,734	2,019
		102,181
FINANCIALS - 8.8%
Banks - 1.7%
Bank of America Corp.	9,716	234,058
JPMorgan Chase & Co.	1,193	114,850
Kotak Mahindra Bank Ltd. (a)	658	11,393
The Toronto-Dominion Bank	100	4,630
		364,931
Capital Markets - 0.7%
BlackRock, Inc. Class A	108	60,863
MarketAxess Holdings, Inc.	9	4,334
Moody's Corp.	155	44,927
MSCI, Inc.	52	18,553
S&P Global, Inc.	40	14,424
		143,101
Diversified Financial Services - 6.1%
Berkshire Hathaway, Inc. Class A (a)	4	1,280,004
Insurance - 0.3%
Admiral Group PLC	917	30,895
Direct Line Insurance Group PLC	600	2,086
Fairfax Financial Holdings Ltd. (sub. vtg.)	26	7,656
Progressive Corp.	193	18,271
		58,908
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)	300	5,979

TOTAL FINANCIALS		1,852,923

HEALTH CARE - 12.5%
Biotechnology - 3.1%
23andMe, Inc. (a)(c)(d)	35	366
AbbVie, Inc.	688	60,262
Acceleron Pharma, Inc. (a)	55	6,189
Allovir, Inc. (a)	37	1,018
Alnylam Pharmaceuticals, Inc. (a)	35	5,096
Amgen, Inc.	35	8,896
Arcus Biosciences, Inc. (a)	100	1,714
Argenx SE ADR (a)	100	26,252
BeiGene Ltd. ADR (a)	54	15,468
CSL Ltd.	6	1,239
Denali Therapeutics, Inc. (a)	200	7,166
Exelixis, Inc. (a)	100	2,445
Genmab A/S (a)	13	4,709
Idorsia Ltd. (a)	930	24,980
Innovent Biologics, Inc. (a)(b)	2,000	14,914
Kymera Therapeutics, Inc. (a)	100	3,231
Mirati Therapeutics, Inc. (a)	12	1,993
Morphosys AG (a)	40	5,081
Regeneron Pharmaceuticals, Inc. (a)	276	154,499
Relay Therapeutics, Inc. (a)	100	4,259
Sarepta Therapeutics, Inc. (a)	34	4,775
Seattle Genetics, Inc. (a)	100	19,569
Turning Point Therapeutics, Inc. (a)	100	8,736
Vertex Pharmaceuticals, Inc. (a)	932	253,616
Zai Lab Ltd. (a)	100	8,321
Zai Lab Ltd. ADR (a)	78	6,487
		651,281
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	459	49,953
Baxter International, Inc.	515	41,416
Danaher Corp.	1,073	231,049
DexCom, Inc. (a)	425	175,198
Edwards Lifesciences Corp. (a)	813	64,894
Hologic, Inc. (a)	72	4,786
Intuitive Surgical, Inc. (a)	106	75,211
Masimo Corp. (a)	47	11,095
ResMed, Inc.	68	11,657
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	576	6,148
		671,407
Health Care Providers & Services - 1.7%
Humana, Inc.	67	27,731
Patterson Companies, Inc.	336	8,099
UnitedHealth Group, Inc.	1,000	311,770
		347,600
Health Care Technology - 0.4%
GoodRx Holdings, Inc.	100	5,560
Veeva Systems, Inc. Class A (a)	288	80,983
		86,543
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	206	25,684
Adaptive Biotechnologies Corp. (a)	100	4,863
Bio-Rad Laboratories, Inc. Class A (a)	57	29,381
Eurofins Scientific SA (a)	15	11,878
IQVIA Holdings, Inc. (a)	73	11,507
Mettler-Toledo International, Inc. (a)	88	84,986
Thermo Fisher Scientific, Inc.	329	145,260
WuXi AppTec Co. Ltd. (H Shares) (b)	700	10,123
		323,682
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	2,078	113,874
Bristol-Myers Squibb Co.	1,371	82,658
Eli Lilly & Co.	837	123,893
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	2,185	10,679
Horizon Therapeutics PLC (a)	407	31,616
Jazz Pharmaceuticals PLC (a)	54	7,700
Johnson & Johnson	52	7,742
Merck & Co., Inc.	916	75,982
Royalty Pharma PLC	295	12,411
UCB SA	43	4,890
Zoetis, Inc. Class A	440	72,763
		544,208

TOTAL HEALTH CARE		2,624,721

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	75	28,746
Northrop Grumman Corp.	169	53,318
		82,064
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	149	24,828
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	291	25,177
The AZEK Co., Inc.	186	6,475
Toto Ltd.	522	24,053
		55,705
Commercial Services & Supplies - 0.3%
Cintas Corp.	156	51,921
Clean TeQ Holdings Ltd. (a)	8,100	1,677
		53,598
Electrical Equipment - 0.4%
Vestas Wind Systems A/S	500	81,104
Industrial Conglomerates - 0.0%
General Electric Co.	1,079	6,722
Machinery - 0.1%
Fortive Corp.	191	14,556
Professional Services - 0.7%
Clarivate Analytics PLC (a)	1,935	59,966
CoStar Group, Inc. (a)	51	43,274
Experian PLC	491	18,449
FTI Consulting, Inc. (a)	173	18,333
		140,022
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	63	19,164
Uber Technologies, Inc. (a)	100	3,648
Union Pacific Corp.	122	24,018
		46,830
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	100	2,942
Fastenal Co.	100	4,509
		7,451

TOTAL INDUSTRIALS		512,880

INFORMATION TECHNOLOGY - 35.9%
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	2,309	249,995
Samsung SDI Co. Ltd.	14	5,204
		255,199
IT Services - 9.1%
Accenture PLC Class A	509	115,029
Adyen BV (a)(b)	44	81,157
Edenred SA	102	4,592
MasterCard, Inc. Class A	1,736	587,063
MongoDB, Inc. Class A (a)	377	87,279
Okta, Inc. (a)	603	128,952
PayPal Holdings, Inc. (a)	1,298	255,745
Shopify, Inc. Class A (a)	195	199,414
Snowflake Computing, Inc.	100	25,100
Snowflake Computing, Inc. Class B	47	10,617
Square, Inc. (a)	62	10,078
Twilio, Inc. Class A (a)	160	39,534
Visa, Inc. Class A	1,823	364,545
		1,909,105
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (a)	1,637	134,218
Analog Devices, Inc.	110	12,841
ASML Holding NV	54	19,941
Enphase Energy, Inc. (a)	276	22,795
KLA-Tencor Corp.	34	6,587
Lam Research Corp.	157	52,085
Lattice Semiconductor Corp. (a)	306	8,862
Marvell Technology Group Ltd.	514	20,406
NVIDIA Corp.	812	439,471
NXP Semiconductors NV	280	34,947
Qorvo, Inc. (a)	46	5,934
Qualcomm, Inc.	1,963	231,006
Skyworks Solutions, Inc.	66	9,603
SolarEdge Technologies, Inc. (a)	73	17,400
Synaptics, Inc. (a)	450	36,189
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	142	11,512
Texas Instruments, Inc.	49	6,997
		1,070,794
Software - 19.9%
Adobe, Inc. (a)	1,896	929,855
Agora, Inc. ADR (a)	34	1,461
Atlassian Corp. PLC (a)	604	109,801
Cadence Design Systems, Inc. (a)	48	5,118
Ceridian HCM Holding, Inc. (a)	142	11,736
Cloudflare, Inc. (a)	200	8,212
Coupa Software, Inc. (a)	227	62,252
Crowdstrike Holdings, Inc. (a)	41	5,630
Datadog, Inc. Class A (a)	162	16,550
Dropbox, Inc. Class A (a)	964	18,567
Duck Creek Technologies, Inc. (a)	100	4,543
Dynatrace, Inc. (a)	678	27,812
Epic Games, Inc. (c)(d)	34	19,550
Everbridge, Inc. (a)	24	3,018
Fortinet, Inc. (a)	152	17,907
Intuit, Inc.	348	113,521
JFrog Ltd.	100	8,465
Microsoft Corp.	6,447	1,355,998
Netcompany Group A/S (a)(b)	39	3,234
RingCentral, Inc. (a)	79	21,694
Salesforce.com, Inc. (a)	5,323	1,337,776
ServiceNow, Inc. (a)	112	54,320
Slack Technologies, Inc. Class A (a)	532	14,290
SurveyMonkey (a)	424	9,375
Tanium, Inc. Class B (a)(c)(d)	741	8,444
Unity Software, Inc.	100	8,728
Xero Ltd. (a)	42	3,064
Zoom Video Communications, Inc. Class A (a)	4	1,880
		4,182,801
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	1,011	117,084
Samsung Electronics Co. Ltd.	210	10,481
		127,565

TOTAL INFORMATION TECHNOLOGY		7,545,464

MATERIALS - 3.3%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	99	29,488
Sherwin-Williams Co.	244	170,005
		199,493
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	295	10,847
WestRock Co.	100	3,474
		14,321
Metals & Mining - 2.3%
B2Gold Corp.	4,102	26,709
Barrick Gold Corp.	300	8,433
Barrick Gold Corp. (Canada)	4,465	125,411
Franco-Nevada Corp.	1,356	189,487
Freeport-McMoRan, Inc.	1,288	20,144
Ivanhoe Mines Ltd. (a)	9,115	33,132
Lundin Gold, Inc. (a)	411	3,735
Newcrest Mining Ltd.	291	6,599
Newmont Corp.	600	38,070
Northern Star Resources Ltd.	300	2,973
Novagold Resources, Inc. (a)	2,336	27,824
		482,517

TOTAL MATERIALS		696,331

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.	100	16,000
American Tower Corp.	459	110,954
Equity Commonwealth	265	7,057
Prologis (REIT), Inc.	107	10,766
		144,777
UTILITIES - 0.3%
Electric Utilities - 0.3%
Iberdrola SA	204	2,514
NextEra Energy, Inc.	58	16,098
PG&E Corp. (a)	3,200	30,048
		48,660
TOTAL COMMON STOCKS
(Cost $11,277,332)		20,487,988

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc. Series H (c)(d)	33	7,575
Specialty Retail - 0.0%
Fanatics, Inc. Series E (c)(d)	290	5,014
TOTAL CONSUMER DISCRETIONARY		12,589
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(c)(d)	8	2,709
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	144	1,505
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (c)(d)	74	19,980

TOTAL CONVERTIBLE PREFERRED STOCKS		36,783

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (c)(d)	3	41
Series B (c)(d)	54	740
Series C (c)(d)	1	14
Series D (c)(d)	192	2,632
		3,427
TOTAL PREFERRED STOCKS
(Cost $40,824)		40,210

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.10% (e)
(Cost $463,742)	463,650	463,742
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,781,898)		20,991,940
NET OTHER ASSETS (LIABILITIES) - 0.0%		9,803
NET ASSETS - 100%		$21,001,743

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,546 or 0.7% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,858 or 0.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$588
23andMe, Inc. Series F	8/31/17	$1,999
Cazoo Holdings Ltd.	9/30/20	$1,289
Cazoo Holdings Ltd. Series A	9/30/20	$41
Cazoo Holdings Ltd. Series B	9/30/20	$740
Cazoo Holdings Ltd. Series C	9/30/20	$14
Cazoo Holdings Ltd. Series D	9/30/20	$2,632
Doordash, Inc. Series H	6/17/20	$7,575
Epic Games, Inc.	7/30/20	$19,550
Fanatics, Inc. Series E	8/13/20	$5,014
Roofoods Ltd. Series F	9/12/17	$2,829
Space Exploration Technologies Corp. Series N	8/4/20	$19,980
Tanium, Inc. Class B	4/21/17 - 9/18/20	$7,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,037
Fidelity Securities Lending Cash Central Fund	15
Total	$2,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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